John Hancock Preferred Income ETF Average Annual Total Returns		12 Months Ended	37 Months Ended	40 Months Ended	45 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(2.40%)	(2.38%)	(1.44%)
ICE BofA U.S. All Capital Securities Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.61%	1.01%
N/A
Prospectus [Line Items]
Average Annual Return, Percent		10.97%	2.73%
Performance Inception Date	Dec. 15, 2021
N/A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.49%	0.46%
N/A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.79%	1.24%